NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS
Schedule of computation of the basic and diluted net loss per share attributable to common stockholders

	Three Months Ended June 30,			Six Months Ended June 30,
	2023	2022		2023	2022
Numerator:
Net income (loss) attributable to common stockholders - Basic	$904,930	$(2,823,645)		$(5,987,241)	$(5,804,378)
Interest expense and remeasurement of Senior Convertible Notes liability	(1,168,000)	—		—	—
Net income (loss) attributable to common stockholders - Diluted	$(263,070)	$(2,823,645)		$(5,987,241)	$(5,804,378)

Denominator:
Weighted-average common shares outstanding - Basic	16,057,630	3,958,258	*	16,045,110	3,950,009	*
Senior Convertible Notes	3,083,601	—		—	—
Weighted-average common shares outstanding - Diluted	19,141,231	3,958,258		16,045,110	3,950,009

Basic earnings per share	$0.06	$(0.71)		$(0.37)	$(1.47)
Diluted earnings per share	$(0.01)	$(0.71)		$(0.37)	$(1.47)

	2022	2021
Numerator:
Net loss attributable to common stockholders	$(7,145,320)	$(5,977,407)
Denominator:
Weighted-average common shares outstanding	10,021,632	3,957,783
Net loss per share attributable to common stockholders, basic and diluted	$(0.71)	$(1.51)

Schedule of potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders because including them would have been antidilutive

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Common stock upon conversion of redeemable convertible preferred stock A	—	4,214,422	—	4,214,422
Common stock upon conversion of redeemable convertible preferred stock B	—	7,288,333	—	7,288,333
Non-vested shares of Series C common stock	—	718,003	—	718,003
Warrants to purchase redeemable convertible preferred stock B, as-converted		322,223	—	322,223
Warrants to purchase common stock	6,512,057	—	6,512,057	—
Options to purchase common stock	1,465,817	—	1,465,817	—
Senior Convertible Notes	—	—	3,083,601	—
Subordinated Convertible Notes	3,535,673	—	3,357,648	—
Total	11,513,547	12,542,981	14,419,123	12,542,981

	2022	2021
Series A common stock upon conversion of redeemable convertible preferred stock A	—	4,214,422
Series A common stock upon conversion of redeemable convertible preferred stock B	—	7,288,333
Non-vested shares of Series C common stock	—	912,692
Senior and Subordinated Convertible Notes	3,179,410	—
Shares subject to warrants to purchase common stock	6,512,087	322,223
Total	9,691,497	12,737,670